Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 22, 2011
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 22, 2011
Global X NASDAQ 500 ETF (Prospectus Summary) | Global X NASDAQ 500 ETF | Global X NASDAQ 500 ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QQQV
Global X NASDAQ 400 Mid Cap ETF (Prospectus Summary) | Global X NASDAQ 400 Mid Cap ETF | Global X NASDAQ 400 Mid Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QQQM
Global X NASDAQ 100 Global Technology Index ETF (Prospectus Summary) | Global X NASDAQ 100 Global Technology Index ETF | Global X NASDAQ 100 Global Technology Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QQQT